Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding Change in Investment Policy
iShares®
iShares Trust
Supplement dated October 24, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Asia 50 ETF (AIA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees of iShares Trust has approved the following changes for the Fund that are expected to take effect on or around December 23, 2024:

	Current	New

Underlying Index	S&P Asia 50TM	S&P Asia 50TM Capped Index
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Asia 50TM Capped Index (the “Underlying Index”), which is a capped float- adjusted, market capitalization- weighted index that is designed to measure the performance of the 50 leading companies listed in four Asian countries or regions: Hong Kong, Singapore, South Korea and Taiwan, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index uses a capping methodology at each quarterly rebalance to limit: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the Underlying Index weight to maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large- capitalization blue-chip companies. As of September 30, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding Change in Investment Policy
iShares®
iShares Trust
Supplement dated October 24, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Asia 50 ETF (AIA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees of iShares Trust has approved the following changes for the Fund that are expected to take effect on or around December 23, 2024:

	Current	New

Underlying Index	S&P Asia 50TM	S&P Asia 50TM Capped Index
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Asia 50TM Capped Index (the “Underlying Index”), which is a capped float- adjusted, market capitalization- weighted index that is designed to measure the performance of the 50 leading companies listed in four Asian countries or regions: Hong Kong, Singapore, South Korea and Taiwan, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index uses a capping methodology at each quarterly rebalance to limit: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the Underlying Index weight to maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large- capitalization blue-chip companies. As of September 30, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.